EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND

Supplement to Summary Prospectus dated March 1, 2015

1.

Effective May 11, 2015, the following replaces “Portfolio Managers” under “Management”:

The Portfolio is managed by Patrick J. O’Brien, Vice President of BMR.  Mr. O’Brien has served as a portfolio manager of the Portfolio since 2013.

2.

The Board of Trustees has called a special meeting of shareholders to be held on July 24, 2015 to consider the following proposals: (i) to change the Fund’s investment objective; and (ii) to reclassify the Fund’s investment objective from fundamental to non-fundamental.  If approved, the Fund’s investment objective will be changed to long-term after-tax returns and the Fund will no longer employ a value investment strategy. In addition, the following changes (which do not require shareholder approval) will be implemented:

•

The Fund’s name will be Eaton Vance Tax-Managed Global Small-Cap Fund and the name of the Portfolio in which the Fund invests will be Tax-Managed Global Small-Cap Portfolio;

•

The Fund will continue to invest in small-cap companies, which will be redefined as companies with market capitalizations within the range of companies included in the MSCI World Small-Cap Index (rather than the S&P SmallCap 600 Index);

•

The Fund’s benchmark will be the MSCI World Small-Cap Index;

•

Under normal market conditions, the Fund will invest (i) at least 25% of its net assets in companies located outside of the United States, which may include emerging market countries and (ii) in issuers located in at least five different countries (including the United States); and

•

The Fund may engage in derivative transactions as a principal investment strategy to attempt to hedge against fluctuations in currency exchange rates. Such transactions may include forward foreign currency exchange contracts and/or futures contracts.

If the change in the Fund’s objective is approved, the foregoing changes are expected to be fully implemented within 45 days of the shareholder meeting (or any adjournment thereof).  BMR also expects to appoint Aidan M. Farrell as the lead portfolio manager of the Portfolio working with Mr. O’Brien.  Prior to joining the Eaton Vance organization in 2015, Mr. Farrell was Managing Director at Goldman Sachs Asset Management where he served as a portfolio manager from 2008 to 2015.

If the proposal to reclassify the Fund’s investment objective as non-fundamental is approved, a change in the investment objective could be made by the Board of Trustees without shareholder approval. Shareholders would receive 60 days’ advance written notice if such a change were made by the Board.

May 5, 2015	18446 5.5.15

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND

Supplement to Prospectus dated March 1, 2015

1.

The following changes are effective May 11, 2015:

(a)

The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Tax-Managed Small-Cap Value Fund”:

The Portfolio is managed by Patrick J. O’Brien, Vice President of BMR.  Mr. O’Brien has served as a portfolio manager of the Portfolio since 2013.

(b)

The following replaces the fourth paragraph under “Tax-Managed Small-Cap Value Fund.” in “Management and Organization”:

Tax-Managed Small-Cap Value Portfolio is managed by Patrick J. O’Brien.  Mr. O’Brien has served as a portfolio manager since November 2013, has been a Vice President of Eaton Vance and BMR since November 2013 and manages other Eaton Vance portfolios.  Prior to joining Fox Asset Management in October 2012, Mr. O’Brien was a portfolio manager and analyst with Brown Advisory/ABIM since 2001.

2.

The Board of Trustees has called a special meeting of shareholders to be held on July 24, 2015 to consider the following proposals: (i) to change the Fund’s investment objective; and (ii) to reclassify the Fund’s investment objective from fundamental to non-fundamental.  If approved, the Fund’s investment objective will be changed to long-term after-tax returns and the Fund will no longer employ a value investment strategy. In addition, the following changes (which do not require shareholder approval) will be implemented:

•

The Fund’s name will be Eaton Vance Tax-Managed Global Small-Cap Fund and the name of the Portfolio in which the Fund invests will be Tax-Managed Global Small-Cap Portfolio;

•

The Fund will continue to invest in small-cap companies, which will be redefined as companies with market capitalizations within the range of companies included in the MSCI World Small-Cap Index (rather than the S&P SmallCap 600 Index);

•

The Fund’s benchmark will be the MSCI World Small-Cap Index;

•

Under normal market conditions, the Fund will invest (i) at least 25% of its net assets in companies located outside of the United States, which may include emerging market countries and (ii) in issuers located in at least five different countries (including the United States); and

•

The Fund may engage in derivative transactions as a principal investment strategy to attempt to hedge against fluctuations in currency exchange rates. Such transactions may include forward foreign currency exchange contracts and/or futures contracts.

If the change in the Fund’s objective is approved, the foregoing changes are expected to be fully implemented within 45 days of the shareholder meeting (or any adjournment thereof).  BMR also expects to appoint Aidan M. Farrell as the lead portfolio manager of the Portfolio working with Mr. O’Brien.  Prior to joining the Eaton Vance organization in 2015, Mr. Farrell was Managing Director at Goldman Sachs Asset Management where he served as a portfolio manager from 2008 to 2015.

If the proposal to reclassify the Fund’s investment objective as non-fundamental is approved, a change in the investment objective could be made by the Board of Trustees without shareholder approval. Shareholders would receive 60 days’ advance written notice if such a change were made by the Board.

May 5, 2015	18449 5.5.15